LEASE (Details Narrative)		36 Months Ended
	Jan. 01, 2025 CNY (¥)	Jun. 15, 2028 USD ($)	Jun. 15, 2028 CNY (¥)	Sep. 30, 2025 m²	Jun. 12, 2025 m²
Lease Abstract
Area of Land				32,086	13,335
Annual rent	¥ 480,000	$ 56,916	¥ 400,050